Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Net income	¥ 608,749		¥ 392,638		¥ 222,074
Other comprehensive income (loss), net of tax:
Adjustments from foreign currency translation	333,659		430,812		(118,135)
Unrealized gains (losses) on available-for-sale securities, net	15,252		7,984		5,812
Unrealized gains (losses) on derivative instruments, net	237		(52)		(29)
Pension and other postretirement benefits adjustments (note 13)	107,718	[1]	(15,297)	[1]	(39,653)	[1]
Other comprehensive income (loss), net of tax (note 15)	456,866		423,447		(152,005)
Comprehensive income (loss)	1,065,615		816,085		70,069
Less: Comprehensive income attributable to noncontrolling interests	47,730		39,650		9,285
Comprehensive income (loss) attributable to Honda Motor Co., Ltd.	¥ 1,017,885		¥ 776,435		¥ 60,784

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).